Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details) - Restricted Stock Units [Member]	12 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Restricted Share Unit Activities [Line Items]
Number of RSUs Outstanding Balance | shares
Weighted Average Grant Date Fair Value Outstanding Balance | $ / shares
Number of RSUs Granted | shares	494,648
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 69.2
Number of RSUs Forfeited | shares
Weighted Average Grant Date Fair Value Forfeited | $ / shares
Number of RSUs Vested | shares	(494,648)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 69.2
Number of RSUs Outstanding balance | shares
Weighted Average Grant Date Fair Value Outstanding balance | $ / shares